Derivative Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Interest rate swaps unrealized gains (losses)	$ (8,363,000)	$ (1,580,000)	$ (11,238,000)
Interest rate swaps [Member]
Derivative [Line Items]
Interest rate swaps realized losses	9,900,000	9,600,000	39,000,000
Interest rate swaps [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Interest rate swaps unrealized gains (losses)	$ 8,363,000	$ 1,580,000	$ 11,238,000